Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 3,777,515	$ 3,419,176
Derivative financial instruments, undiscounted cash flows		(5,636)	(17,484)
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		89,188	108,361
Derivative financial instruments, undiscounted cash flows		89	(219)
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		100,298	59,840
Derivative financial instruments, undiscounted cash flows		140	(107)
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		569,658	192,332
Derivative financial instruments, undiscounted cash flows		(4,424)	307
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,093,759	2,166,255
Derivative financial instruments, undiscounted cash flows		679	(17,465)
More than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		924,612	892,388
Derivative financial instruments, undiscounted cash flows		(2,120)
Trade and other accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		11,890	11,526
Trade and other accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		11,627	11,392
Trade and other accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		58	75
Trade and other accounts payable | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		205	59
Amounts due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		169	35
Amounts due to related parties | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		169	35
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	86,817	58,492
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	31,835	28,087
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	52,782	28,995
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	2,200	1,410
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,696	1,585
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		637	579
Other non-current liabilities | More than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,059	$ 1,006
Loans | Floating interest rate
Financial Risk Management
Interest rate		4.68%	3.70%
Non-derivative financial liabilities, undiscounted cash flows		$ 2,942,702	$ 2,532,126
Loans | Floating interest rate | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		44,041	67,331
Loans | Floating interest rate | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		37,047	21,152
Loans | Floating interest rate | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		531,292	154,902
Loans | Floating interest rate | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,624,313	1,887,806
Loans | Floating interest rate | More than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		706,009	400,935
Bonds
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		427,405	490,727
Bonds | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		7,526	6,733
Bonds | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		22,513	22,513
Bonds | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		397,366	206,427
Bonds | More than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows			255,054
Finance lease liability
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		306,836	324,685
Finance lease liability | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,516	1,516
Finance lease liability | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,885	2,885
Finance lease liability | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		13,448	13,448
Finance lease liability | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		71,443	71,443
Finance lease liability | More than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		217,544	235,393
Interest rate swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(8,504)	(10,990)
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(161)	20
Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(442)	249
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(5,546)	1,343
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(235)	(12,602)
Interest rate swaps | More than five years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(2,120)
Cross currency swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		1,429	(4,290)
Cross currency swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		108	117
Cross currency swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		407	456
Cross currency swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		914	(4,863)
Forward foreign exchange contracts
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		1,439	(2,204)
Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		250	(239)
Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		474	(473)
Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		$ 715	$ (1,492)

[1]	Non-financial liabilities are excluded.